BUSINESS ACQUISITIONS AND GOODWILL (Details)	Mar. 31, 2022 USD ($)	Mar. 31, 2022 CAD ($)	Mar. 31, 2021 USD ($)
Business Acquisition [Line Items]
Goodwill	$ 1,030,399		$ 0
Lowell Academy [Member]
Business Acquisition [Line Items]
Goodwill	75,103		0
Impairment on goodwill	(75,103)
Conbridge College [Member]
Business Acquisition [Line Items]
Goodwill	24,250		0
Impairment on goodwill	(24,250)
MTM Animation [Member]
Business Acquisition [Line Items]
Goodwill	$ 1,030,399	$ 1,287,516	$ 0